SHARE BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2018
SHARE BASED PAYMENTS
Schedule of expenses arising from share-based payment transactions recognised as part of employee benefit expense
	Consolidated
	2018	2017	2016
	$	$	$

Options issued under employee option plan	129,635	120,287	50,239

Total	129,635	120,287	50,239

Phenogen Sciences Inc.
SHARE BASED PAYMENTS
Schedule of fair value of each option granted by an external valuer

2017
Grant Date	Feb 17, 2017
Options issued	1,250,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes

KMP
SHARE BASED PAYMENTS
Schedule of fair value of each option granted by an external valuer

2017
Grant Date	Feb 17, 2017
Options issued	21,500,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes